Offerings	Feb. 25, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note
(1)
Baxter International Inc. (the “Registrant”) is deferring payment of the registration fee pursuant to Rule 456(b)
under
the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

The Registrant previously registered an indeterminate amount of securities having an aggregate offering price up to $10,000,000,000 pursuant to a Registration Statement on Form
S-3
(File No. 333-264528) filed with the Securities and Exchange Commission on April 28, 2022 and declared effective on May 11, 2022 (the “Prior Registration Statement”). The Registrant did not sell any securities under the Prior Registration Statement, leaving a balance of $10,000,000,000, representing $927,000 in registration fees, of unsold securities (the “Unsold Securities”) under the Prior Registration Statement. The Registrant filed a post-effective amendment to the Prior Registration Statement on February 25, 2025 to terminate the Prior Registration Statement in respect of the Unsold Securities and deregister the Unsold Securities. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $927,000 that has already been paid and remains unused with respect to the Unsold Securities that were previously registered pursuant to the Prior Registration Statement will be available to offset any filing fees payable pursuant to this Registration Statement.
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)
Baxter International Inc. (the “Registrant”) is deferring payment of the registration fee pursuant to Rule 456(b)
under
the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

The Registrant previously registered an indeterminate amount of securities having an aggregate offering price up to $10,000,000,000 pursuant to a Registration Statement on Form
S-3
(File No. 333-264528) filed with the Securities and Exchange Commission on April 28, 2022 and declared effective on May 11, 2022 (the “Prior Registration Statement”). The Registrant did not sell any securities under the Prior Registration Statement, leaving a balance of $10,000,000,000, representing $927,000 in registration fees, of unsold securities (the “Unsold Securities”) under the Prior Registration Statement. The Registrant filed a post-effective amendment to the Prior Registration Statement on February 25, 2025 to terminate the Prior Registration Statement in respect of the Unsold Securities and deregister the Unsold Securities. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $927,000 that has already been paid and remains unused with respect to the Unsold Securities that were previously registered pursuant to the Prior Registration Statement will be available to offset any filing fees payable pursuant to this Registration Statement.
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
Baxter International Inc. (the “Registrant”) is deferring payment of the registration fee pursuant to Rule 456(b)
under
the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

The Registrant previously registered an indeterminate amount of securities having an aggregate offering price up to $10,000,000,000 pursuant to a Registration Statement on Form
S-3
(File No. 333-264528) filed with the Securities and Exchange Commission on April 28, 2022 and declared effective on May 11, 2022 (the “Prior Registration Statement”). The Registrant did not sell any securities under the Prior Registration Statement, leaving a balance of $10,000,000,000, representing $927,000 in registration fees, of unsold securities (the “Unsold Securities”) under the Prior Registration Statement. The Registrant filed a post-effective amendment to the Prior Registration Statement on February 25, 2025 to terminate the Prior Registration Statement in respect of the Unsold Securities and deregister the Unsold Securities. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $927,000 that has already been paid and remains unused with respect to the Unsold Securities that were previously registered pursuant to the Prior Registration Statement will be available to offset any filing fees payable pursuant to this Registration Statement.
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
Baxter International Inc. (the “Registrant”) is deferring payment of the registration fee pursuant to Rule 456(b)
under
the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

The Registrant previously registered an indeterminate amount of securities having an aggregate offering price up to $10,000,000,000 pursuant to a Registration Statement on Form
S-3
(File No. 333-264528) filed with the Securities and Exchange Commission on April 28, 2022 and declared effective on May 11, 2022 (the “Prior Registration Statement”). The Registrant did not sell any securities under the Prior Registration Statement, leaving a balance of $10,000,000,000, representing $927,000 in registration fees, of unsold securities (the “Unsold Securities”) under the Prior Registration Statement. The Registrant filed a post-effective amendment to the Prior Registration Statement on February 25, 2025 to terminate the Prior Registration Statement in respect of the Unsold Securities and deregister the Unsold Securities. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $927,000 that has already been paid and remains unused with respect to the Unsold Securities that were previously registered pursuant to the Prior Registration Statement will be available to offset any filing fees payable pursuant to this Registration Statement.
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
Baxter International Inc. (the “Registrant”) is deferring payment of the registration fee pursuant to Rule 456(b)
under
the Securities Act of 1933, as amended (the “Securities Act”), and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. In connection with the securities offered hereby, except for the application of the fees previously paid by the Registrant, the Registrant will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

The Registrant previously registered an indeterminate amount of securities having an aggregate offering price up to $10,000,000,000 pursuant to a Registration Statement on Form
S-3
(File No. 333-264528) filed with the Securities and Exchange Commission on April 28, 2022 and declared effective on May 11, 2022 (the “Prior Registration Statement”). The Registrant did not sell any securities under the Prior Registration Statement, leaving a balance of $10,000,000,000, representing $927,000 in registration fees, of unsold securities (the “Unsold Securities”) under the Prior Registration Statement. The Registrant filed a post-effective amendment to the Prior Registration Statement on February 25, 2025 to terminate the Prior Registration Statement in respect of the Unsold Securities and deregister the Unsold Securities. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $927,000 that has already been paid and remains unused with respect to the Unsold Securities that were previously registered pursuant to the Prior Registration Statement will be available to offset any filing fees payable pursuant to this Registration Statement.
(2)
An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities.